Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2015
Valuation and Qualifying Accounts
Valuation and Qualifying Accounts

13.Valuation and Qualifying Accounts

Our valuation and qualifying accounts as of December 31, 2015, 2014 and 2013 were as follows:

Allowance for doubtful accounts	Balance at Beginning of Year	Charged to Costs and Expenses	Deductions	Balance at End of Year
	(In thousands)
For the years ended:
December 31, 2015	$23,520	$94,205	$(96,753)	$20,972
December 31, 2014	$15,981	$151,016	$(143,477)	$23,520
December 31, 2013	$13,834	$125,664	$(123,517)	$15,981